Financial Instruments and Risk Management (Available for Sale Financial Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 43.7	$ 22.8
Metella Royalty [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	13.5
Monarch Gold [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19.4
Other Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 10.8